Taxes - Schedule of detailed information about changes in deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense (income) [abstract]
Net deferred income tax asset, beginning of the year	$ 22,075	$ 7,495
Deferred income tax (expense) recovery	(17,063)	17,867
Effect of foreign exchange	0	(3,287)
Net deferred income tax asset, end of the year	5,012	22,075
Deferred income tax asset	5,012	22,075
Net deferred income tax asset	$ 5,012	$ 22,075